RELATED PARTY INFORMATION	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY INFORMATION
RELATED PARTY INFORMATION
CNH Industrial’s related parties are primarily EXOR N.V. and the companies that EXOR N.V. controls or has significant influence over, including Fiat Chrysler Automobiles N.V. and its subsidiaries and affiliates (“FCA”) and Ferrari N.V. and its subsidiaries and affiliates (“Ferrari”). As of September 30, 2018, EXOR N.V. held 42.1% of CNH Industrial’s voting power and had the ability to significantly influence the decisions submitted to a vote of CNH Industrial’s shareholders, including approval of annual dividends, the election and removal of directors, mergers or other business combinations, the acquisition or disposition of assets and issuances of equity and the incurrence of indebtedness. The percentage above has been calculated as the ratio of (i) the aggregate number of common shares and special voting shares beneficially owned by EXOR N.V. to (ii) the aggregate number of outstanding common shares and special voting shares of CNH Industrial as of September 30, 2018. In addition, CNH Industrial engages in transactions with its unconsolidated subsidiaries and affiliates over which CNH Industrial has a significant influence or jointly controls.
The Company’s Audit Committee reviews and evaluates all significant related party transactions.
Transactions with EXOR N.V. and its Subsidiaries and Affiliates
EXOR N.V. is an investment holding company in Europe. Among other things, EXOR N.V. manages a portfolio that includes investments in FCA and Ferrari. CNH Industrial did not enter into any significant transactions with EXOR N.V. during the three and nine months ended September 30, 2018 and 2017.
In connection with the Demerger, Fiat (now known as FCA) and Fiat Industrial (now known as CNH Industrial) entered into a Master Services Agreement (“MSA”) which sets forth the primary terms and conditions pursuant to which the service provider subsidiaries of CNH Industrial and FCA provide services (such as purchasing, tax, accounting and other back office services, security and training) to the service receiving subsidiaries. As structured, the applicable service provider and service receiver subsidiaries become parties to the MSA through the execution of an Opt-in letter that may contain additional terms and conditions. Pursuant to the MSA, service receivers are required to pay to service providers the actual cost of the services plus a negotiated margin. FCA subsidiaries provide CNH Industrial with administrative services such as accounting, cash management, maintenance of plant and equipment, security, information systems and training under the terms and conditions of the MSA and the applicable Opt-in letters.
Additionally, CNH Industrial sells engines and light commercial vehicles to and purchases engine blocks and other components from FCA subsidiaries. Furthermore, CNH Industrial and FCA may engage in other minor transactions in the ordinary course of business.
These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)		(in millions)
Net sales	$168	$174	$564	$500
Cost of goods sold	$86	$110	$348	$336
Selling, general and administrative expenses	$36	$40	$112	$112

	September 30, 2018	December 31, 2017
	(in millions)
Trade receivables	$13	$17
Trade payables	$104	$96

Transactions with Unconsolidated Subsidiaries and Affiliates
CNH Industrial sells commercial vehicles, agricultural and construction equipment, and provides technical services to unconsolidated subsidiaries and affiliates such as IVECO-OTO MELARA Società Consortile a responsabilità limitata, CNH de Mexico SA de CV, Turk Traktor ve Ziraat Makineleri A.S. and New Holland HFT Japan Inc. CNH Industrial also purchases equipment from unconsolidated subsidiaries and affiliates, such as Turk Traktor ve Ziraat Makineleri A.S. These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)		(in millions)
Net sales	$201	$236	$845	$730
Cost of goods sold	$113	$117	$356	$327

	September 30, 2018	December 31, 2017
	(in millions)
Trade receivables	$170	$102
Trade payables	$82	$97

At September 30, 2018 and December 31, 2017, CNH Industrial had pledged guarantees on commitments of its joint ventures for an amount of $152 million and $255 million, respectively, mainly related to IVECO-OTO MELARA Società Consortile a responsabilità limitata. At September 30, 2018 CNH Industrial had pledged guarantees on commitments of its associated company for an amount of $247 million related to CNH Industrial Capital Europe S.a.S.